Reconciliation of Denominators of Basic and Diluted Per Share Computations (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted average number of outstanding shares
Basic	11,052	11,052	10,785
Effect of dilutive securities
Employee share-based compensation	0	0	0
Diluted	11,052	11,052	10,785